FAIR VALUE MEASUREMENTS	9 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

20. FAIR VALUE MEASUREMENTS

Assets measured at fair value on a nonrecurring basis

The Company measures its property and equipment and, intangible assets at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.

Equity investments without readily determinable fair value are recorded at fair value only if an impairment or observable price adjustment is recognized in the current period. The Company classified these assets as Level 3 within the fair value hierarchy based on the nature of the fair value inputs.

The Company measured on a non-recurring basis for the fair values associated with the down round feature triggered for the senior convertible preferred shares issued pursuant to 2021 Subscription Agreement and 2022 Subscription Agreement. These valuations resulted in a deemed dividend of RMB755.6 million, RMB278.8 million and RMB1,781.5 million being distributed to the Company’s preferred shareholders as of July 27, 2022, August 17, 2023 and March 26, 2024 (Note 15), respectively.

The Company also measured on a non-recurring basis for the incremental fair value due to modifications of RSU with market condition in October 2023 and August 2024, and these valuations resulted in an incremental fair value of RMB60.4 million and RMB73.7 million (Note 18) for the fiscal year ended March 31, 2024 and the nine months ended December 31, 2024, respectively.

Assets and liabilities measured at fair value on a recurring basis

The Company measures its warrant liabilities and forward contracts at fair value on a recurring basis. As the Company’s warrant liabilities and forward contracts are not traded in an active market with readily observable prices, the Company uses significant unobservable inputs to measure the fair value of warrant liabilities and forward contracts. These instruments are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. The Company did not transfer any assets or liabilities in or out of Level 3 during the nine months ended December 31, 2024.